STOCK BASED COMPENSATION (Details 2) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Options, Outstanding [Roll Forward]
Granted	1,640,000
2016 Stock Plan [Member] | Stock Option [Member]
Options, Outstanding [Roll Forward]
Outstanding, beginning	2,250,500	3,132,500	2,250,500	2,857,468
Granted			1,640,000	750,000
Forfeited or expired			(758,000)	(1,356,968)
Outstanding, ending			3,132,500	2,250,500
Exercisable, ending			1,967,494	1,755,247
Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Exercise price, beginning	$ 5.58	$ 2.89	$ 5.58	$ 6.66
Granted			0.67	0.65
Exercised			0.00	0.00
Forfeited or expired			6.05	5.13
Exercise price, ending			2.89	5.58
Exercisable, ended			4.21	6.00
Weighted average fair value per option granted			$ 0.44	$ 0.48
2016 Stock Plan [Member] | Stock Option [Member] | Post Reverse Stock Split [Member]
Options, Outstanding [Roll Forward]
Outstanding, beginning		156,625
Granted		0
Outstanding, ending		156,625	156,625
Exercisable, ending		2,487,497
Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Exercise price, beginning		$ 57.86
Granted		0
Exercise price, ending		57.86	$ 57.86
Exercisable, ended		$ 3.47